Cash Generated from Operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cash Generated from Operations
32.	Cash Generated from Operations
Cash flows from operating activities for the years ended December 31, 2017, 2018 and 2019, are as follows:

(In millions of Korean won)	2017		2018		2019
1. Profit for the year	￦	546,341	￦	719,412	￦	699,274
2. Adjustments to reconcile net income
Income tax expense		270,656		314,565		320,060
Interest income 1		(108,639)		(265,817)		(303,722)
Interest expense 1		302,464		296,894		268,773
Dividends income		(4,785)		(2,910)		(3,408)
Depreciation		2,802,531		2,735,413		2,567,754
Amortization of intangible assets		635,150		629,526		660,705
Depreciation of right-of-use assets		—		—		452,056
Provision for severance benefits		218,966		245,926		256,525
Impairment losses on trade receivables		45,704		113,064		60,193
Share of net profit or loss of associates and joint ventures		15,480		5,912		3,252
Loss(gain) on disposal of associates and joint ventures		979		(3,737)		30
Gain on disposal of right-of-use assets		—		—		(1,853)
Impairment loss of associates and joint ventures		3,662		—		—
Impairment losses on assets held for sale		—		—		7,586
Loss on disposal of property and equipment and investment in properties		150,293		68,688		49,284
Loss(gain) on disposal of intangible assets		4,271		(4,256)		(1,248)
Loss on impairment of intangible assets		116,095		12,997		61,899
Loss on foreign currency translation		(213,341)		68,952		75,998
Loss(gain) on valuation and settlement of derivatives, net		268,094		(92,210)		(70,482)
Gain on disposal of financial assets at fair value through profit or loss		—		(1,712)		(5,115)
Gain on valuation of financial assets at fair value through profit or loss		—		(10,768)		(4,335)
Gain on disposal of financial assets at amortized cost		—		(44)		43
Impairment losses on available-for-sale financial assets		9		—		—
Gain on disposal of available-for-sale financial assets		(89,598)		—		—
Others		(251,193)		(55,969)		134,848
3. Changes in operating assets and liabilities
Decrease(increase) in trade receivables		(303,340)		(81,217)		(433,292)
Decrease(Increase) in other receivables		(346,013)		356,643		(79,130)
Decrease(increase) in other current assets		11,792		(123,258)		984
Decrease(increase) in other non-current assets		(43,790)		19,556		(178,180)
Decrease(increase) in inventories		(205,403)		(480,543)		240,488
Increase(decrease) in trade payables		162,110		(167,841)		44,354
Increase(decrease) in other payables		214,689		(448,301)		(102,375)
Increase in other current liabilities		288,553		291,548		43,384
Increase(decrease) in other non-current liabilities		174,618		144,072		(199,547)
Decrease(Increase) in provisions		(12,574)		85,946		(12,164)
Decrease(Increase) in deferred revenue		(13,086)		48,201		641
Increase in plan assets		(203,420)		(53,301)		(375,499)
Payment of severance benefits		(118,391)		(153,209)		(119,716)

4. Cash generated from operations (1+2+3)	￦	4,318,884	￦	4,212,222	￦	4,058,065

1
BC Card Co., Ltd. and other subsidiaries of the Group recognized interest income and expenses as operating income and expenses, respectively. Related interest income recognized as operating revenue is
￦
21,018 million (2017:
￦
15,561 million, 2018:
￦
21,021 million) and related interest expense recognized as operating expense is
￦
548 million (2017:
￦
0 million, 2018:
￦
21 million) for the year ended December 31, 2019.

The Group made agreements with securitization specialty companies and disposed of its trade receivables related to handset sales (Note 20). Cash flows from the disposals are presented in cash generated from operations.
Significant transactions not affecting cash flows for the years ended December 31, 2017, 2018 and 2019, are as follows:

(In millions of Korean won)	2017		2018		2019
Reclassification of the current portion of borrowings	￦	1,416,066	￦	1,149,599	￦	1,030,056
Reclassification of construction-in-progress to property and equipment		2,686,591		1,988,014		2,698,146
Reclassification of accounts payable from property and equipment		225,601		122,185		685,859
Reclassification of accounts payable from intangible assets		(227,108)		584,595		(356,911)
Reclassification of payable from defined benefit liability		36,209		(31,838)		(19,053)
Reclassification of payable from plan assets		43,035		(9,497)		(14,298)